Finance Lease Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance lease receivables of the Group as lessor [Line Items]
Present value of minimum lease payment	₩ 982,213	₩ 862,621
Gross amount
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	1,925,452	1,829,172
Present value of minimum lease payment	983,346	862,621
Gross amount | Not Later Than 1 Year
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	124,918	49,542
Present value of minimum lease payment	84,688	13,067
Gross amount | 1~5 Years
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	467,518	381,181
Present value of minimum lease payment	223,622	203,990
Gross amount | More than 5 years
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	1,333,016	1,398,449
Present value of minimum lease payment	675,036	645,564
Allowance for doubtful accounts
Finance lease receivables of the Group as lessor [Line Items]
Present value of minimum lease payment	₩ (1,133)	₩ 0